LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplemental disclosure of cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 2,255	¥ 2,094
Cash paid for amounts included in the measurement of finance lease liabilities	84	69
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	¥ 1,566	554
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments		¥ 53